Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jan. 31, 2026	Jul. 31, 2025
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating losses	$ 548,489	$ 664,513
Operating lease
Property, equipment and others
Gross deferred tax assets	548,489	664,513
Operating lease
Property, equipment and others
Gross deferred tax liabilities
Gross deferred tax assets, net of gross deferred tax liabilities	548,489	664,513
Less: valuation allowance	(548,489)	(664,513)
Deferred tax assets, net of valuation allowance